Geographic Information for Revenues (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				5 Months Ended							3 Months Ended								7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Predecessor	May 31, 2010 Predecessor United States [Member]	May 31, 2010 Predecessor CANADA	May 31, 2010 Predecessor MEXICO	May 31, 2010 Predecessor GERMANY	May 31, 2010 Predecessor FRANCE	May 31, 2010 Predecessor Other [Member]	Dec. 31, 2012 Successor	Sep. 30, 2012 Successor	Jun. 30, 2012 Successor	Mar. 31, 2012 Successor	Dec. 31, 2011 Successor	Sep. 30, 2011 Successor	Jun. 30, 2011 Successor	Mar. 31, 2011 Successor	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2010 Successor United States [Member]	Dec. 31, 2012 Successor United States [Member]	Dec. 31, 2011 Successor United States [Member]	Dec. 31, 2010 Successor CANADA	Dec. 31, 2012 Successor CANADA	Dec. 31, 2011 Successor CANADA	Dec. 31, 2010 Successor MEXICO	Dec. 31, 2012 Successor MEXICO	Dec. 31, 2011 Successor MEXICO	Dec. 31, 2010 Successor GERMANY	Dec. 31, 2012 Successor GERMANY	Dec. 31, 2011 Successor GERMANY	Dec. 31, 2010 Successor FRANCE	Dec. 31, 2012 Successor FRANCE	Dec. 31, 2011 Successor FRANCE	Dec. 31, 2010 Successor Other [Member]	Dec. 31, 2012 Successor Other [Member]	Dec. 31, 2011 Successor Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 747,577	$ 765,264			$ 1,009,128	$ 277,109	$ 102,863	$ 128,766	$ 118,314	$ 54,617	$ 327,459	$ 697,108	$ 684,029	$ 734,501	$ 765,264	$ 695,733	$ 708,544	$ 760,460	$ 688,772	$ 1,405,019	$ 2,880,902	$ 2,853,509	$ 382,089	$ 802,079	$ 752,627	$ 141,988	$ 275,386	$ 281,560	$ 215,342	$ 426,272	$ 383,094	$ 149,404	$ 243,853	$ 293,293	$ 73,272	$ 322,499	$ 303,925	$ 442,924	$ 810,813	$ 839,010
Tangible long-lived assets	$ 624,708		$ 628,608	$ 619,717								$ 628,608				$ 619,717					$ 628,608	$ 619,717		$ 137,418	$ 133,778		$ 47,978	$ 45,687		$ 55,722	$ 50,344		$ 110,937	$ 111,665		$ 65,775	$ 74,227		$ 210,778	$ 204,016